Notes Payable – Related Party (Details) - USD ($)				1 Months Ended		6 Months Ended	9 Months Ended
	Sep. 27, 2023	Sep. 25, 2023	Sep. 22, 2021	Sep. 27, 2023	Apr. 15, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Notes Payable – Related Party (Details) [Line Items]
Maturity date					Dec. 31, 2023
Working capital					$ 20,000,000
Common stock, conversion price (in Dollars per share)	$ 0.74						$ 0.74
Outstanding line of credit	$ 16,980,000	$ 16,980,000		$ 1,698,000		$ 1,225,000
Aggregating in advance							$ 15,755,000
Long-Term Line of Credit	$ 16,980,000			$ 16,980,000			$ 16,980,000
Converted shares issued (in Shares)							22,945,946
Avra Medical Robotics, Inc. [Member]
Notes Payable – Related Party (Details) [Line Items]
Converted total of notes payable			$ 50,000
Converted shares of notes payable (in Shares)			384,615
Related Party [Member]
Notes Payable – Related Party (Details) [Line Items]
Amounts due to related parties							$ 1,860,333	$ 0